Term Loan (Tables)	3 Months Ended
Jun. 30, 2025
Short-Term Debt [Abstract]
Schedule of Atlantic term loans [Table Text Block]
	Term Loan 1	Term Loan 2	Total

Balance, March 31, 2024	$3,454	$2,154	$5,608
Interest	134	81	215
Repayment	(1,234)	(767)	(2,001)
Foreign exchange movement	(163)	(101)	(264)
Balance, March 31, 2025	2,191	1,367	3,558

Interest	29	18	47
Repayment	(282)	(175)	(457)
Foreign exchange movement	114	71	185
Balance, June 30, 2025	$2,052	$1,281	$3,333